INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Inventory	$ 723,953	$ 504,521
Purchased inventory	9,665,379	$ 7,119,894
Transfer of Biological Assets	$ 212,878